Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2015
Short-term bank loans and other debt [Abstract]
Schedule of Short-Term Loans
	December 31,	December 31,
	2014	2015
	US$	US$

Loan from China Fortune International Trust Co., Ltd.
Due February 25, 2015, at 11% per annum	40,856,349	-
	40,856,349	-

Loan from ICBC Credit Suisse Investment Management Co., Ltd.
Due April 3, 2015, at 11% per annum	24,513,809	-
	24,513,809	-

Loan from Bridge Trust Co., Ltd
Due June 24, 2015, at 12.5% per annum	32,685,079	-
	32,685,079	-

Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd.
Due August 12, 2015, at 12% per annum*	65,370,159	-
	65,370,159	-

Loan from The Bank of East Asia
Due February 24, 2015, at 2.80% plus 3 month LIBOR**	14,971,245	-
Due February 25, 2015, at 2.60% plus 3 month LIBOR**	20,353,100	-
Due June 2, 2016, at 2.00% plus 3 month LIBOR**	-	9,675,655
Due August 16, 2016, at 1.40% plus 3 month LIBOR**	-	20,000,000
Due August 31, 2016, at 1.40% plus 3 month LIBOR**	-	9,700,000
Due September 20, 2016, at 1.40% plus 3 month LIBOR**	-	2,220,000
Due October 27, 2016, at 1.40% plus 3 month LIBOR**	-	13,250,000
Due November 18, 2016, at 1.25% plus 3 month LIBOR**	-	14,958,974
Due November 23, 2016, at 1.25% plus 3 month LIBOR**	-	34,421,617
	35,324,345	104,226,246

Loan from Bank of China Tokyo Branch
Due May 17, 2015, at 2% plus 6 month LIBOR***	65,000,000	-
Due July 21, 2016, at 1.2% per annum***	-	30,000,000
Due September 26, 2016, at 1.55% per annum***	-	13,000,000
Due October 11, 2016, at 1.55% per annum***	-	20,000,000
	65,000,000	63,000,000

Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)")
Due February 17, 2015, at 2.1% plus 3 month LIBOR****	20,000,000	-
Due March 2, 2015, at 2% plus 3 month LIBOR****	9,700,000	-
Due May 18, 2016, at 2% plus 3 month LIBOR****	-	10,000,000
Due October 5, 2016, at 1.6% plus 3 month LIBOR****	-	20,000,000
	29,700,000	30,000,000
Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)")
Due September 21, 2016, at 1.7% plus 3 month LIBOR*****	-	25,000,000
	-	25,000,000

Total short-term bank loans and other debt	293,449,741	222,226,246

*
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights. This other short-term debt was paid in full in May, 2015.

**
Pursuant to the loan contract with The Bank of East Asia, these seven loans from The Bank of East Asia, amounting to US$9.7 million, US$20.0 million, US$9.7 million, US$2.2 million, US$13.3 million , US$15.0 million and US$34.4 million respectively, are denominated in US$ and are secured by the deposits of US$9,778,859 (December 31, 2014: nil), US$20,943,698 (December 31, 2014: nil) , US$10,166,934 (December 31, 2014: nil), US$2,386,966 (December 31, 2014: nil), US$13,752,002 (December 31, 2014: nil), US$15,553,766 (December 31, 2014: nil) and US$35,878,403 (December 31, 2014: nil)respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

***
Pursuant to the loan contract with Bank of China Tokyo Branch , these three loans from Bank of China Tokyo Branch amounting to US$30.0 million, US$13.0 million and US$20.0 million in 2015 respectively, are denominated in US$ and are secured by the deposit of US$30,645,559 (December 31, 2014: nil), US$13,705,803 (December 31, 2014: nil) and US$21,097,696 (December 31, 2014: nil) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

****
Pursuant to the loan contract with ICBC (Asia), these two loans from ICBC (Asia), amounting to US$10.0million and US$20.0million in 2015, respectively, are denominated in US$ and are secured by the deposits of US$10,799,845 (December 31, 2014: nil) and US$21,251,694 (December 31, 2014: nil). respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

*****
Pursuant to the loan contract with ICBC (Thai), this loan from ICBC (Thai), amounting to US$25.0 million in 2015, is denominated in US$ and is secured by the deposits of US$26,410,620. This deposit is classified as restricted cash on the consolidated balance sheets as of December 31, 2015.